GEOGRAPHICAL LOCATION OF REVENUES AND REVENUES FROM PRINCIPAL CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2013
Geographical Location of Revenues And Revenues From Principal Customers [Abstract]
Schedule of Revenues by Geographic Area
Revenues are attributed to geographic areas based on the location of the end users as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2013	2012	2013	2012
	U.S. dollars in thousands
India	-	$72	-	$210
Europe	739	1,303	995	2,413
Latin America	667	459	1,706	882
Japan	374	1,574	557	2,728
Scandinavia	296	-	729	-
Other	314	120	683	536
	$2,390	$3,528	$4,670	$6,769

Schedule of Significant Customers
Revenues from principal customers - revenues from a single customer that exceed 10% of total revenues in the relevant period:

	Three months ended		Six months ended
	June 30,		June 30,
	2013	2012	2013	2012
	U.S. dollars in thousands
Customer A	368	1,526	539	2,024
Customer B	623	424	1,160	756
Customer C	296	238	729	824
Customer D	5	47	18	704
Customer E	619	945	811	1,351